FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Disclosure of financial assets
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2025:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$3,201	$3,201
Accounts receivable and other	—	—	8,445	8,445
Financial assets (current and non-current)(1)	753	28	224	1,005
Total	$753	$28	$11,870	$12,651

Financial liabilities
Corporate borrowings	$—	$—	$4,947	$4,947
Non-recourse borrowings (current and non-current)	—	—	59,551	59,551
Accounts payable and other	—	—	5,162	5,162
Financial liabilities (current and non-current)(1)	689	—	2,735	3,424
Lease liabilities	—	—	4,584	4,584
Preferred shares(2)	—	—	20	20
Total	$689	$—	$76,999	$77,688

(1)Derivative instruments which are elected for hedge accounting totaling $267 million are included in financial assets and $471 million of derivative instruments are included in financial liabilities.
(2)$20 million of preferred shares issued to subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2024:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,071	$2,071
Accounts receivable and other	—	—	7,130	7,130
Financial assets (current and non-current)(1)	1,214	25	156	1,395
Total	$1,214	$25	$9,357	$10,596

Financial liabilities
Corporate borrowings	$—	$—	$4,542	$4,542
Non-recourse borrowings (current and non-current)	—	—	46,552	46,552
Accounts payable and other	—	—	4,344	4,344
Financial liabilities (current and non-current)(1)	414	—	2,366	2,780
Lease liabilities	—	—	5,117	5,117
Preferred shares(2)	—	—	20	20
Total	$414	$—	$62,941	$63,355

(1)Derivative instruments which are elected for hedge accounting totaling $582 million are included in financial assets and $267 million of derivative instruments are included in financial liabilities.
(2)$20 million of preferred shares issued to subsidiaries of Brookfield.
FINANCIAL ASSETS

US$ MILLIONS	2025	2024
Current:
Marketable securities	$101	$286
Foreign currency forward contracts	12	45
Interest rate swaps	107	79
Loans and receivables	119	94
Other financial assets	173	165
Total current	$512	$669

Non-current:
Marketable securities	$84	$136
Foreign currency forward contracts	11	32
Interest rate swaps	148	155
Loans and receivables	109	154
Other financial assets	141	249
Total non-current	$493	$726

Disclosure of financial liabilities
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2025:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$3,201	$3,201
Accounts receivable and other	—	—	8,445	8,445
Financial assets (current and non-current)(1)	753	28	224	1,005
Total	$753	$28	$11,870	$12,651

Financial liabilities
Corporate borrowings	$—	$—	$4,947	$4,947
Non-recourse borrowings (current and non-current)	—	—	59,551	59,551
Accounts payable and other	—	—	5,162	5,162
Financial liabilities (current and non-current)(1)	689	—	2,735	3,424
Lease liabilities	—	—	4,584	4,584
Preferred shares(2)	—	—	20	20
Total	$689	$—	$76,999	$77,688

(1)Derivative instruments which are elected for hedge accounting totaling $267 million are included in financial assets and $471 million of derivative instruments are included in financial liabilities.
(2)$20 million of preferred shares issued to subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2024:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,071	$2,071
Accounts receivable and other	—	—	7,130	7,130
Financial assets (current and non-current)(1)	1,214	25	156	1,395
Total	$1,214	$25	$9,357	$10,596

Financial liabilities
Corporate borrowings	$—	$—	$4,542	$4,542
Non-recourse borrowings (current and non-current)	—	—	46,552	46,552
Accounts payable and other	—	—	4,344	4,344
Financial liabilities (current and non-current)(1)	414	—	2,366	2,780
Lease liabilities	—	—	5,117	5,117
Preferred shares(2)	—	—	20	20
Total	$414	$—	$62,941	$63,355

(1)Derivative instruments which are elected for hedge accounting totaling $582 million are included in financial assets and $267 million of derivative instruments are included in financial liabilities.
(2)$20 million of preferred shares issued to subsidiaries of Brookfield.
FINANCIAL LIABILITIES

US$ MILLIONS	2025	2024
Current:
Deferred consideration	$102	$80
Interest rate swaps	93	41
Foreign currency forward contracts	55	47
Other financial liabilities	80	80
Total current financial liabilities	$330	$248

Non-current:
Interest rate swaps	$286	$145
Foreign currency forward contracts	41	3
Other financial liabilities(1)	2,767	2,384
Total non-current financial liabilities	$3,094	$2,532

(1)As at December 31, 2025 and 2024, other financial liabilities include $1.8 billion and $1.7 billion, respectively, of capital contributed by non-controlling shareholders in our Indian telecom tower operation which has been excluded from partnership capital, interest of others in operating subsidiaries, and classified as a liability.
Carrying and fair values of financial assets
The following table provides the carrying values and fair values of financial instruments as at December 31, 2025 and December 31, 2024:

	Dec. 31, 2025		Dec. 31, 2024
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$3,201	$3,201	$2,071	$2,071
Accounts receivable and other	8,445	8,445	7,130	7,130
Financial assets (current and non-current)	1,005	1,005	1,395	1,395
Total	$12,651	$12,651	$10,596	$10,596

	Dec. 31, 2025		Dec. 31, 2024
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial liabilities
Corporate borrowings(1)	$4,947	$4,916	$4,542	$4,533
Non-recourse borrowings (current and non-current)(2)	59,551	59,386	46,552	46,388
Accounts payable and other	5,162	5,162	4,344	4,344
Financial liabilities (current and non-current)	3,424	3,424	2,780	2,780
Preferred shares(3)	20	20	20	20
Total	$73,104	$72,908	$58,238	$58,065

(1)Corporate borrowings are classified under level 1 of the fair value hierarchy; quoted prices in an active market are available.
(2)Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at our global intermodal logistics operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
(3)$20 million of preferred shares issued to subsidiaries of Brookfield.
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	Dec. 31, 2025	Dec. 31, 2024
Highly liquid securities	Level 1(1)	$105	$91
Foreign currency forward contracts	Level 2(2)
Financial asset		$24	$78
Financial liability		95	17
Interest rate swaps & other	Level 2(2)
Financial asset		$385	$671
Financial liability		429	312
Other contracts	Level 3(3)
Financial asset		$267	$399
Financial liability		165	85

(1)Valuation technique: Quoted bid prices in an active market.
(2)Valuation technique: Discounted cash flow. Future cash flows are estimated based on observable forward exchange and interest rates at the end of the reporting period, and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.
(3)Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flows and discount rates.

Carrying and fair values of financial liabilities
The following table provides the carrying values and fair values of financial instruments as at December 31, 2025 and December 31, 2024:

	Dec. 31, 2025		Dec. 31, 2024
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$3,201	$3,201	$2,071	$2,071
Accounts receivable and other	8,445	8,445	7,130	7,130
Financial assets (current and non-current)	1,005	1,005	1,395	1,395
Total	$12,651	$12,651	$10,596	$10,596

	Dec. 31, 2025		Dec. 31, 2024
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial liabilities
Corporate borrowings(1)	$4,947	$4,916	$4,542	$4,533
Non-recourse borrowings (current and non-current)(2)	59,551	59,386	46,552	46,388
Accounts payable and other	5,162	5,162	4,344	4,344
Financial liabilities (current and non-current)	3,424	3,424	2,780	2,780
Preferred shares(3)	20	20	20	20
Total	$73,104	$72,908	$58,238	$58,065

(1)Corporate borrowings are classified under level 1 of the fair value hierarchy; quoted prices in an active market are available.
(2)Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at our global intermodal logistics operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
(3)$20 million of preferred shares issued to subsidiaries of Brookfield.
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	Dec. 31, 2025	Dec. 31, 2024
Highly liquid securities	Level 1(1)	$105	$91
Foreign currency forward contracts	Level 2(2)
Financial asset		$24	$78
Financial liability		95	17
Interest rate swaps & other	Level 2(2)
Financial asset		$385	$671
Financial liability		429	312
Other contracts	Level 3(3)
Financial asset		$267	$399
Financial liability		165	85

(1)Valuation technique: Quoted bid prices in an active market.
(2)Valuation technique: Discounted cash flow. Future cash flows are estimated based on observable forward exchange and interest rates at the end of the reporting period, and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.
(3)Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flows and discount rates.